Income Taxes - Schedule of Significant Components of the Company's Net Deferred Income Tax Assets (Liabilities) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets (liabilities)
Deferred income tax assets (liabilities)	CAD (31.4)	CAD (53.4)	CAD (10.0)
Non-capital and capital tax losses [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	36.1	69.3
Loss and tax credit carryforwards [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	9.6	22.2
Deferred tax defined benefit obligation [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	3.3	8.7
Property, plant and equipment [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(3.6)	4.6
Intangible asset [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(78.8)	(150.7)
Deferred tax arising in business acquisition [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(2.5)	(7.8)
Other temporary differences [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	CAD 4.5	CAD 0.3